NOTE 3. Summary of accounts receivable (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Receivables [Abstract]
Long-term net investment in direct financing and sales-type leases	$ 53,858	$ 44,062
Short-term net investment in direct financing and sales-type leases	381	0
Receivable From Value Added Services	1,912	2,700
Receivable from insurance commissions	1,838	2,060
Less: Allowance for doubtful accounts	(29,074)	(20,891)
Total	$ 28,915	$ 27,931